Investment in Equity Investee - Schedule of Investment in Equity Investee (Detail) ₨ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Schedule Of Equity Method Investments [Line Items]
Investment in equity investee	₨ 26	$ 400	₨ 26	$ 300.0000
Associate [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in equity investee	₨ 26	$ 400	₨ 26